Expense Example {- Fidelity Infrastructure Fund} - 10.31 Fidelity Infrastructure Fund PRO-03 - Fidelity Infrastructure Fund - Fidelity Infrastructure Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	361
5 years	650
10 years	$ 1,471